091-26001fn

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC Mail Processing Section
OCT 01 2019
Washington DC
415

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Cboe EDGX Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
See Attached.
3. Class of New Derivative Securities Product:
See Attached.
4. Name of Underlying Instrument:
See Attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
See Attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
See Attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: See Attached.
8. Settlement Methodology of New Derivative Securities Product:
Trades Locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable.

19004287

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Kyle Murray

Title:
Assistant General Counsel

Telephone Number:
913-815-7121

Manual Signature of Official Responsible for Form: Kyle Murray

Date:
September 30, 2019

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 01 2019

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDPs") TRADED ON CBOE EDGX EXCHANGE, INC. COMMENCING ON SEPTEMBER 26, 2019

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
BSML	Trust	Investment Company Units	Invesco BulletShares® Municipal Bond 2021 Index	U.S.	Narrow
BSMM	Trust	Investment Company Units	Invesco BulletShares® Municipal Bond 2022 Index	U.S.	Narrow
BSMN	Trust	Investment Company Units	Invesco BulletShares® Municipal Bond 2023 Index	U.S.	Narrow
BSMO	Trust	Investment Company Units	Invesco BulletShares® Municipal Bond 2024 Index	U.S.	Narrow
BSMP	Trust	Investment Company Units	Invesco BulletShares® Municipal Bond 2025 Index	U.S.	Narrow
BSMQ	Trust	Investment Company Units	Invesco BulletShares® Municipal Bond 2026 Index	U.S.	Narrow
BSMR	Trust	Investment Company Units	Invesco BulletShares® Municipal Bond 2027 Index	U.S.	Narrow
BSMS	Trust	Investment Company Units	Invesco BulletShares® Municipal Bond 2028 Index	U.S.	Narrow
BSMT	Trust	Investment Company Units	Invesco BulletShares® Municipal Bond 2029 Index	U.S.	Narrow
RECS	Trust	Investment Company Units	Beta Advantage® Research Enhanced U.S. Equity Index	U.S.	Broad

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDPs") TRADED ON CBOE EDGX EXCHANGE, INC. COMMENCING ON SEPTEMBER 26, 2019

(6) Ticker Symbol	**(2) Type of Issuer of NDSP**	**(3) Class of NDSP**	**(4) Name of Underlying Instrument**	**(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades**	**(5) Broad or Narrow**
REVS	Trust	Investment Company Units	Beta Advantage® Research Enhanced U.S. Value Index	U.S.	Broad

SEC
Mail Processing
Section
OCT 02 2019
Washington DC
415

Cboe

September 30, 2019

Ms. Claudette Ransom
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – Cboe EDGX Exchange, Inc.

Ms. Ransom,

On behalf of Cboe EDGX Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding eleven (11) derivative securities products that commenced trading on Cboe EDGX Exchange on September 26, 2019. Please contact me if you have any questions in connection with this matter.

Sincerely,

Kyle Murray
Assistant General Counsel
913.815.7121